STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Details 2) (HDS Plan, USD $)	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
HDS Plan
Number of Shares
Outstanding at Beginning balance	29,537,000	18,467,000	20,899,000
Granted	1,894,000	12,485,000	21,495,000
Exercised	(49,000)
Canceled	(1,746,000)	(1,415,000)	(23,927,000)
Outstanding at Ending balance	29,636,000	29,537,000	18,467,000
Weighted Average Option Price
Outstanding at beginning balance	$ 6.44	$ 7.69	$ 13.13
Granted	$ 8.09	$ 4.62	$ 7.66
Exercised	$ 7.34
Canceled	$ 7.34	$ 6.63	$ 12.41
Outstanding at ending balance	$ 6.50	$ 6.44	$ 7.69
Stock option, outstanding weighted average remaining life	7 years 8 months 12 days
Stock option, options exercisable	6,900,000
Stock option, options exercisable weighted average exercise price	$ 7.72
Stock option, options exercisable weighted average remaining life	7 years 1 month 6 days